Supplement dated June 24, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Growth Fund	5/1/2026
Effective July 1, 2026, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for Walter Scott & Partners Limited (Walter Scott) under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Walter Scott & Partners Limited (Walter Scott)
Investment decisions for the portion of the Fund subadvised by Walter Scott are made by Walter Scott’s investment team and ratified by the Investment Executive (IE). The investment team is overseen by Walter Scott’s Investment Management Committee (IMC). The following are members of Walter Scott’s IE. The IE ratifies all new purchase decisions and determines portfolio allocations. These individuals also have responsibility with the IMC.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Roy Leckie	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Jane Henderson	Managing Director of Walter Scott	IE Member (portfolio management)	2020
Des Armstrong	Investment Manager of Walter Scott	IE Member (portfolio management)	July 2026
Tom Miedema, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	July 2026
Maxim Skorniakov, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	2022
The rest of the section remains the same.
The portfolio manager information for Walter Scott under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Walter Scott & Partners Limited (Walter Scott)
Investment decisions for the portion of the Fund subadvised by Walter Scott are made by Walter Scott’s investment team and ratified by the Investment Executive (IE). The investment team is overseen by Walter Scott’s Investment Management Committee (IMC). The following are members of Walter Scott’s IE. The IE ratifies all new purchase decisions and determines portfolio allocations. These individuals also have responsibility with the IMC.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Roy Leckie	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Jane Henderson	Managing Director of Walter Scott	IE Member (portfolio management)	2020
Des Armstrong	Investment Manager of Walter Scott	IE Member (portfolio management)	July 2026
Tom Miedema, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	July 2026
Maxim Skorniakov, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	2022
Mr. Leckie began his investment career in 1995 when he joined Walter Scott. He has a B.Sc. from the University of Glasgow.
Ms. Henderson began her investment career in 1995 when she joined Walter Scott. She has a B.Sc. from the University of St. Andrews.
Mr. Armstrong began his investment career in 2004 when he joined Walter Scott. He has a B.Sc. from the University of Aberdeen.
Mr. Miedema joined Walter Scott in 2007. He began his investment career in 2006 and earned an M.A. from Heriot-Watt University, Edinburgh and an M.Fin. from the University of Glasgow.
Mr. Skorniakov began his investment career in 2003 when he joined Walter Scott. He has an M.A. from the University of Colorado and an M.Sc. from the University of Stirling.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7055-0004_(06/26)